Income taxes - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Line Items]
Tax rate effect of adjustments for current tax of prior periods	26.12%	27.19%	27.19%
Provisions Of Tax Benefit	€ 38	€ 0
Additional Provisions Of Tax Benefit			€ 7
Withholding Tax Provision	29
Additional Tax Receivable	16
Total Tax Benefit	17
Impairment On Investments In Subsidiaries	64	7	167
Tax expense (income) at applicable tax rate	24	8	€ 193
Amount Of Deferred Tax Assets For Investment Tax Credits	7
Income Tax Benefits	16
Foreign Exchange Impact On Currency Translation Reserve	2
Amount Of Yearly Currency Variances	4
Tax Effect Of Intercompany Elimination	2
Long Term Tax Receivable	155	€ 0
Netherlands [Member]
Income Tax [Line Items]
Additional Tax Due	12
Luxembourg [Member]
Income Tax [Line Items]
Tax effect of tax losses	32
Israel [Member]
Income Tax [Line Items]
Tax effect of tax losses	€ 2